UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW INTERNATIONAL OPPORTUNITIES BOND FUND

FORM N-Q

SEPTEMBER 30, 2017

LEGG MASON BW INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 59.7%
Australia - 5.3%
New South Wales Treasury Corp., Senior Notes	5.000%	8/20/24	3,120,000	AUD	$2,783,265
Queensland Treasury Corp., Senior Bonds	4.000%	6/21/19	2,540,000	AUD	2,058,449	(a)
Western Australian Treasury Corp., Senior Bonds	7.000%	10/15/19	1,275,000	AUD	1,096,454

Total Australia					5,938,168

Brazil - 5.0%
Federative Republic of Brazil, Notes	10.000%	1/1/27	17,450,000	BRL	5,598,393

Indonesia - 4.1%
Republic of Indonesia, Senior Bonds	8.375%	3/15/24	10,900,000,000	IDR	897,009
Republic of Indonesia, Senior Bonds	9.000%	3/15/29	16,500,000,000	IDR	1,441,264
Republic of Indonesia, Senior Bonds	8.750%	2/15/44	26,300,000,000	IDR	2,221,119

Total Indonesia					4,559,392

Malaysia - 6.6%
Federation of Malaysia, Senior Bonds	3.659%	10/15/20	3,670,000	MYR	875,672
Federation of Malaysia, Senior Bonds	4.048%	9/30/21	5,450,000	MYR	1,313,292
Federation of Malaysia, Senior Bonds	3.882%	3/10/22	4,100,000	MYR	982,708
Federation of Malaysia, Senior Bonds	3.480%	3/15/23	10,120,000	MYR	2,363,680
Federation of Malaysia, Senior Bonds	3.955%	9/15/25	1,555,000	MYR	367,905
Federation of Malaysia, Senior Bonds	3.900%	11/30/26	575,000	MYR	135,500
Federation of Malaysia, Senior Bonds	3.899%	11/16/27	5,615,000	MYR	1,325,773

Total Malaysia					7,364,530

Mexico - 12.2%
United Mexican States, Senior Bonds	8.500%	5/31/29	58,500,000	MXN	3,610,456
United Mexican States, Senior Bonds	7.750%	11/23/34	22,300,000	MXN	1,300,821
United Mexican States, Senior Bonds	8.500%	11/18/38	59,200,000	MXN	3,705,835
United Mexican States, Senior Bonds	7.750%	11/13/42	87,000,000	MXN	5,065,923

Total Mexico					13,683,035

Peru - 1.9%
Republic of Peru, Senior Bonds	6.150%	8/12/32	6,530,000	PEN	2,116,637	(a)

Poland - 7.0%
Republic of Poland, Bonds	3.250%	7/25/19	4,335,000	PLN	1,221,498
Republic of Poland, Bonds	4.000%	10/25/23	8,430,000	PLN	2,448,258
Republic of Poland, Bonds	3.250%	7/25/25	9,865,000	PLN	2,721,188
Republic of Poland, Bonds	2.500%	7/25/26	5,885,000	PLN	1,518,020

Total Poland					7,908,964

Portugal - 3.4%
Portugal Obrigacoes do Tesouro OT, Senior Bonds	4.100%	4/15/37	2,985,000	EUR	3,875,743	(a)

South Africa - 3.5%
Republic of South Africa, Bonds	6.750%	3/31/21	3,120,000	ZAR	225,299
Republic of South Africa, Bonds	6.500%	2/28/41	33,645,000	ZAR	1,763,916
Republic of South Africa, Bonds	8.750%	2/28/48	29,140,000	ZAR	1,949,181

Total South Africa					3,938,396

Spain - 1.4%
Kingdom of Spain, Senior Bonds	5.150%	10/31/44	925,000	EUR	1,589,115	(a)

Turkey - 1.7%
Republic of Turkey, Bonds	10.600%	2/11/26	6,770,000	TRY	1,894,411

United Kingdom - 7.6%
United Kingdom Gilt, Bonds	1.250%	7/22/18	6,335,000	GBP	8,547,928	(a)

TOTAL SOVEREIGN BONDS (Cost - $69,416,189)					67,014,712

See Notes to Schedule of Investments.

LEGG MASON BW INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 35.1%
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	645,000	$666,380

FINANCIALS - 34.5%
Banks - 15.6%
Corporacion Andina de Fomento, Senior Bonds	2.000%	5/10/19	5,465,000	5,468,243
National Australia Bank Ltd., Senior Notes (3 mo. USD LIBOR + 0.510%)	1.825%	5/22/20	955,000	959,442	(b)(c)
Nederlandse Waterschapsbank NV, Senior Notes (3 mo. USD LIBOR + 0.230%)	1.539%	2/14/18	3,745,000	3,748,580	(b)(c)
Oesterreichische Kontrollbank AG, Senior Notes	1.125%	4/26/19	5,540,000	5,495,386
Toronto-Dominion Bank, Senior Notes (3 mo. USD LIBOR + 0.550%)	1.861%	4/30/18	1,815,000	1,820,833	(b)

Total Banks				17,492,484

Capital Markets - 1.0%
Macquarie Bank Ltd., Senior Notes (3 mo. USD LIBOR + 0.350%)	1.686%	4/4/19	1,145,000	1,145,163	(b)(c)(d)

Consumer Finance - 3.4%
International Finance Corp., Senior Notes	1.750%	9/16/19	3,775,000	3,784,971

Diversified Financial Services - 14.5%
European Investment Bank, Senior Notes	1.000%	3/15/18	2,379,000	2,374,212
European Investment Bank, Senior Notes	1.250%	5/15/18	2,835,000	2,831,915
Inter-American Development Bank, Senior Notes	1.125%	9/12/19	5,650,000	5,592,206
Kreditanstalt Fuer Wiederaufbau, Senior Notes	1.000%	6/11/18	5,570,000	5,553,236

Total Diversified Financial Services				16,351,569

TOTAL FINANCIALS				38,774,187

TOTAL CORPORATE BONDS & NOTES (Cost - $39,471,252)				39,440,567

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $108,887,441)				106,455,279

			SHARES
SHORT-TERM INVESTMENTS - 5.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $5,686,530)	0.907%		5,686,530	5,686,530

TOTAL INVESTMENTS - 99.9% (Cost - $114,573,971)				112,141,809
Other Assets in Excess of Liabilities - 0.1%				98,384

TOTAL NET ASSETS - 100.0%				$112,240,193

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Securities traded on a when-issued or delayed delivery basis.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
TRY	— Turkish Lira
ZAR	— South African Rand

See Notes to Schedule of Investments.

LEGG MASON BW INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

At September 30, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	831,329	ZAR	11,300,000	HSBC Bank USA, N.A.	10/11/17	$(2,217)
USD	811,404	ZAR	11,040,000	HSBC Bank USA, N.A.	10/11/17	(2,963)
USD	411,655	ZAR	5,440,000	JPMorgan Chase & Co.	10/11/17	10,373
NOK	24,900,000	USD	2,974,679	HSBC Bank USA, N.A.	10/12/17	152,336
SEK	4,600,000	USD	558,893	HSBC Bank USA, N.A.	10/23/17	6,502
JPY	279,000,000	USD	2,524,373	Citibank N.A.	11/2/17	(41,599)
USD	2,532,123	JPY	279,000,000	Citibank N.A.	11/2/17	49,349
CAD	6,300,000	USD	5,050,141	Goldman Sachs Group Inc.	11/6/17	147
USD	880,996	CAD	1,110,000	Goldman Sachs Group Inc.	11/6/17	(8,816)
USD	664,666	CAD	840,000	Goldman Sachs Group Inc.	11/6/17	(8,705)
CAD	1,030,000	USD	844,272	JPMorgan Chase & Co.	11/6/17	(18,590)
USD	888,139	EUR	750,000	Citibank N.A.	11/10/17	(75)
USD	2,509,118	EUR	2,100,000	JPMorgan Chase & Co.	11/10/17	22,118
USD	759,824	EUR	640,000	JPMorgan Chase & Co.	11/10/17	1,881
USD	1,123,158	EUR	940,000	National Australia Bank Ltd.	11/10/17	9,929
NOK	13,400,000	USD	1,699,002	Citibank N.A.	11/15/17	(14,988)
NOK	28,400,000	USD	3,584,523	HSBC Bank USA, N.A.	11/15/17	(15,418)
AUD	860,000	USD	686,134	Goldman Sachs Group Inc.	11/17/17	(11,908)
AUD	2,720,000	USD	2,136,628	Morgan Stanley & Co. Inc.	11/17/17	(4,192)
SEK	12,000,000	USD	1,502,688	Citibank N.A.	12/11/17	(23,599)
SEK	44,800,000	USD	5,664,970	HSBC Bank USA, N.A.	12/11/17	(143,039)
GBP	1,040,000	USD	1,383,996	Citibank N.A.	12/14/17	12,640
GBP	2,350,000	USD	3,194,602	Citibank N.A.	12/14/17	(38,742)
GBP	240,000	USD	318,608	JPMorgan Chase & Co.	12/14/17	3,692
INR	59,000,000	USD	911,901	Barclays Bank PLC	12/20/17	(16,688)
INR	243,000,000	USD	3,757,132	Barclays Bank PLC	12/20/17	(70,069)
TRY	7,360,000	USD	2,006,434	HSBC Bank USA, N.A.	1/12/18	27

Total						$(152,614)

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW International Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$67,014,712	—	$67,014,712
Corporate Bonds & Notes	—	39,440,567	—	39,440,567

Total Long-Term Investments	—	106,455,279	—	106,455,279

Short-Term Investments†	$5,686,530	—	—	5,686,530

Total Investments	$5,686,530	$106,455,279	—	$112,141,809

Other Financial Instruments:
Forward Foreign Currency Contracts	—	268,994	—	268,994

Total	$5,686,530	$106,724,273	—	$112,410,803

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$421,608	—	$421,608

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 22, 2017